FINANCE COSTS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Finance Costs [Abstract]
Interest on lease liabilities	$ 739	$ 609
Collaboration interest-bearing advanced funding	10,220	9,689
Total	$ 10,959	$ 10,298